March 27, 2012

Securities and Exchange Commission

OFIS Filer Support

Mail Stop 0-7

SEC Operations Center

6432 General Green Way

Alexandria, VA 22312-2413

Re:	J. C. Penney Company, Inc. Annual Report on Form
10-K for the Fiscal Year Ended January 28, 2012

Ladies and Gentlemen:

Pursuant to Rule 101 of Regulation S-T, I am hereby filing electronically on the Commission’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) System, on behalf of J. C. Penney Company, Inc. (the “Company”), one copy, including all exhibits filed herewith, of the Company’s Annual Report on Form 10-K for the fiscal year ended January 28, 2012.

If any member of the Commission Staff has any questions regarding the enclosed Form 10-K or any matter related thereto, please call the undersigned collect at (972) 431-4446.

Very truly yours,

/s/ Brandy L. Treadway

Brandy L. Treadway

Senior Counsel

Enclosure